Scedule III Reinsurance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Direct amount	$ 26,107,972	$ 24,257,515	$ 22,944,148
Life insurance in force, Ceded to other companies	17,815,125	16,420,252	14,794,998
Life insurance in force, Assumed from other companies	80,931	91,346	94,733
Life insurance in force, Net amount	8,373,778	7,928,609	8,243,883
Life insurance in force, Percentage of amount assumed to net	1.00%	1.20%	1.10%
Premiums and policy fees, Direct amount	1,380,404	1,147,198	1,035,411
Premiums and policy fees, Ceded to other companies	119,767	124,184	131,990
Premiums and policy fees, Assumed from other companies	27,736	26,143	22,774
Premiums and policy fees, Net amount	1,288,373	1,049,157	926,195
Premiums and policy fees, Percentage of amount assumed to net	2.20%	2.50%	2.50%
Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	149,803	138,180	129,223
Premiums and policy fees, Ceded to other companies	42,857	42,900	42,649
Premiums and policy fees, Assumed from other companies	606	851	878
Premiums and policy fees, Net amount	107,552	96,131	87,452
Premiums and policy fees, Percentage of amount assumed to net	0.60%	0.90%	1.00%
Annuities
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	1,046,313	819,359	701,350
Premiums and policy fees, Ceded to other companies	(1,966)	27	(2,116)
Premiums and policy fees, Assumed from other companies	(468)	(318)	(442)
Premiums and policy fees, Net amount	1,047,811	819,014	703,024
Premiums and policy fees, Percentage of amount assumed to net			(0.10%)
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	184,288	189,659	204,838
Premiums and policy fees, Ceded to other companies	78,876	81,257	91,457
Premiums and policy fees, Assumed from other companies	27,598	25,610	22,338
Premiums and policy fees, Net amount	$ 133,010	$ 134,012	$ 135,719
Premiums and policy fees, Percentage of amount assumed to net	20.70%	19.10%	16.50%